Rule 497(e)
                                               File Nos. 33-11716 and 811-05018

                                  SUPPLEMENT
                          Dated November 29, 2001 to
                       Prospectus Dated February 28, 2001
                          As Supplemented May 1, 2001

            SMITH BARNEY PREMIER SELECTIONS ALL CAP GROWTH PORTFOLIO
                     SMITH BARNEY LARGE CAP CORE PORTFOLIO
                    SMITH BARNEY GROWTH AND INCOME PORTFOLIO
                          SELECT GOVERNMENT PORTFOLIO


The name of the Select Government Portfolio has been changed to "Smith Barney Government Portfolio."

                                                                    Rule 497(e)
                                               File Nos. 33-11716 and 811-05018

                                   SUPPLEMENT
                           Dated November 29, 2001 to
          Statement of Additional Information Dated February 28, 2001
                          As Supplemented May 1, 2001

            SMITH BARNEY PREMIER SELECTIONS ALL CAP GROWTH PORTFOLIO
                     SMITH BARNEY LARGE CAP CORE PORTFOLIO
                    SMITH BARNEY GROWTH AND INCOME PORTFOLIO
                          SELECT GOVERNMENT PORTFOLIO


The name of the Select Government Portfolio has been changed to "Smith Barney Government Portfolio."